Stock Based Compensation Plans	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

(14) Stock-Based Compensation Plans

The Company has two stock-based compensation plans (Stock Option Plan and Stock Appreciation Rights Plan) for executives, which are described below. Amounts recognized in the Consolidated Financial Statements with respect to these plans are as follows (in thousands):